Members' Equity (Tables)	12 Months Ended
Dec. 31, 2020
Members' Equity [Abstract]
Summary of Share-based Compensation Arrangements by Share-based Payment Award
The following tables summarize PIU activity:

	Number of Units	Weighted Average Fair Value Per Unit
Non-vested profits interest units at December 31, 2017	6,827,138	$0.22

Granted	11,414,684	0.45
Vested	(2,942,987)	0.22
Settled	(402,284)	0.23
Forfeited	(477,250)	0.34

Non-vested profits interest units at December 31, 2018	14,419,301	$0.40
Granted	6,354,248	0.59
Vested	(4,604,155)	0.34
Forfeited	(3,864,945)	0.46

Non-vested profits interest units at December 31, 2019	12,304,449	$0.50
Granted	2,280,244	0.83
Vested	(4,071,402)	0.50
Forfeited	—	—

Non-vested profits interest units at December 31, 2020	10,513,291	$0.57